Fair Value Measurements - Changes in Redeemable Convertible Warrant Liability (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 16,091	$ 4,185
Change in fair value recorded in other income (expense), net	15,712	11,906	$ (2,958)
Ending balance	$ 31,803	$ 16,091	$ 7,143